Significant accounting policies	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Significant accounting policies

4.           Significant accounting policies

The consolidated financial statements are prepared in accordance with IFRS. Preparation of financial statements under IFRS requires the Company’s management to make certain estimates and use assumptions to value certain of the items in the consolidated financial statements as well as their related disclosures required therein. The areas with a high degree of judgment and complexity or areas where assumptions and estimates are significant in the consolidated financial statements are described in note 5. The estimates are based on information available at the time the estimates are made, as well as the best knowledge and judgment of management based on experience and current events. However, actual results could differ from those estimates. The Company has implemented control procedures to ensure that its accounting policies are appropriate and are properly applied. Although actual results may differ from those estimates, the Company’s management believes that the estimates and assumptions used were adequate under the circumstances.

Adoption of International Financial Reporting Standards

The consolidation requirements, accounting policies and valuation methods used in preparing the consolidated financial statements as of and for the year ended December 31, 2017 were the same as those applied in the consolidated financial statements for 2016 and 2015, except for the standards and interpretations described in paragraph (a) (i) included below, which were applicable to the Company and were effective during 2017.

a.      Application of new and revised International Financial Reporting Standards

i)	The Company adopted the following IFRS and interpretations of the consolidated financial statements that entered into effect as of the years that started on or after January 1, 2017:

-	Amendments to IAS 7 (Disclosure Initiative)
-	Amendments to IAS 12 (Recognition of Deferred Tax Assets for Unrealized Losses Annual)
-	Annual Improvements to IFRS 2014-2016 Cycle; IFRS 12 (Disclosure of Interests in Other Entities)

Amendments to IAS 7 Disclosure Initiative

The Company has applied these amendments for the first time in the current year. The amendments require an entity to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both cash and non-cash changes.

The Company’s liabilities arising from financing activities consist mainly of loans, and the changes of the opening and closing balances are described in note 15.

The application of these amendments affected disclosures in the consolidated financial statements of the Company, as described in the previous paragraph.

Amendments to IAS 12 Recognition of Deferred Tax Assets for Unrealized Losses

The Company has applied these amendments for the first time in the current year. The amendments clarify how an entity should evaluate whether there will be sufficient future taxable profits against which it can utilize a deductible temporary difference.

The application of these amendments has had no impact on the Company’s consolidated financial statements, as the Company already assesses the sufficiency of future taxable profits in a way that is consistent with these amendments.

Annual Improvements to IFRSs 2014-2016 Cycle; IFRS 12 Disclosure of Interests in Other Entities

The Company has applied the amendments to IFRS 12 included in the Annual Improvements to IFRSs 2014-2016 Cycle for the first time in the current year. The other amendments included in this package are not yet mandatorily effective and they have not been adopted by the Company.

IFRS 12 states that an entity need not provide summarized financial information for interests in subsidiaries, associates or joint ventures that are classified (or included in a disposal group that is classified) as held for sale. The amendments clarify that this is the only concession from the disclosure requirements of IFRS 12 for such interests.

The application of these amendments has had no effect on the Company’s consolidated financial statements as none of the Company’s interests in these entities are classified, or included in a disposal group that is classified, as held for sale.

ii)The Company has not applied the following new and revised IFRS, which were issued but have not yet become effective:

-	IFRS 9 (Financial Instruments)(1)
-	IFRS 15 (Revenue from Contracts with Customers)(1)
-	IFRS 16 (Leases)(2)
-	Annual Improvements to IFRS Standards 2014-2016 Cycle; IFRS 1 (First-time Adoption of International Financial Reporting Standards) and IAS 28 (Investments in Associates and Joint Ventures)(1)
-	IFRIC 22 (Foreign Currency Transactions and Advance Consideration)(1)
-	IFRIC 23 (Uncertainty over income Tax Treatments)(2)
(1)	Effective for annual periods beginning on or after January 1, 2018, with earlier application permitted.
(2)	Effective for annual periods beginning on or after January1, 2019, with earlier application permitted.

IFRS 9 Financial Instruments

IFRS 9 issued in November 2009 introduced new requirements for the classification and measurement of financial assets. IFRS 9 was subsequently amended in October 2010 to include requirements for the classification and measurement of financial liabilities and for derecognition and in November 2013 to include the new requierments for general hedge accounting. Another revised version of IFRS 9 was issued in July 2014, mainly to include a) impairment requirements for financial assets and b) limited amendments to the classification and measurement requirements by introducing a “fair value through other comprehensive income” (FVTOCI) measurement category for certain simple debt instruments.

Key requirements of IFRS 9:

•

All recognized financial assets that are within the scope of IFRS 9 Financial Instruments are required to be subsequently measured at amortized cost or fair value. Specifically, debt investments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortized cost at the end of subsequent accounting periods. Debt instruments that are held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets, and that have contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, are generally measured at FVTOCI. All other debt investments and equity investments are measured at their fair value through the net profit or loss. In addition, under IFRS 9, entities may make an irrevocable election to present subsequent changes in the fair value of an equity investment (that is not held for trading nor contingent consideration recognized by an acquirer in a business combination) in other comprehensive income, with only dividend income generally recognized in profit or loss.

•

With regard to the measurement of financial liabilities, IFRS 9 allows, optionally, to designate such liabilities as fair value through profit or loss, and requires that the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is presented in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in profit or loss. Changes in fair value attributable to a financial liability’s credit risk are not subsequently reclassified to profit or loss. Under IAS 39 Financial Instruments: Recognition and Measurement, the entire amount of the change in the fair value of the financial liability designated as fair value through profit or loss is presented in profit or loss.

•

In relation to the impairment of financial assets, IFRS 9 requires an expected credit loss model, as opposed to an incurred credit loss model under IAS 39. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since the beginning of the period. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized.

•

The new general hedge accounting requirements retain the three types of hedge accounting mechanisms currently available under IAS 39. Under IFRS 9, greater flexibility has been introduced to the types of transactions eligible for hedge accounting, specifically broadening the types of instruments that qualify for hedging instruments and the types of risk components of non-financial items that are eligible for hedge accounting. In addition, the effectiveness test has been overhauled and replaced with the principle of an “economic relationship”. Retrospective assessment of hedge effectiveness is also no longer required. Enhanced disclosure requirements about an entity’s risk management activities have also been introduced.

Based on an analysis of the Company’s financial assets and liabilities as of December 31, 2017, and taking into account the facts and circumstances that existed as of that date, the Company’s management evaluated the impact of the adoption of IFRS 9 in its consolidated financial statements, as described below:

Classification and measurement

•

Obligations classified as held-to-maturity investments and loans at amortized cost, as detailed in Notes 6 and 21, are kept within a business model whose objective is to collect contractual cash flows that are only principal and interest payments on the outstanding principal. Accordingly, these financial assets will continue to be measured at amortized cost with the application of IFRS 9.

•

Regarding investments in securities classified as available-for-sale investments that are valued at fair market value, the Company does not include balances for this type of transactions in its consolidated financial statements.

•

Regarding unlisted shares, which are classified as available-for-sale investments that must be valued at fair market value, the Company does not include balances for this type of transaction in its consolidated financial statements.

•	The Company does not include redeemable cumulative preferential shares in its financial statements, which are to be valued at fair market value through net profit or loss (FVTPL).

All other financial assets and financial liabilities will continue to be measured on the same basis currently established by IAS 39.

Impairment of Financial Instruments

The Company expects to apply a simplified model of expected loss to recognize credit losses for its trade account receivables, as required by IFRS 9.

This model is carried out through a transition matrix, which considers the past behavior of the main customers and their historical account balances to estimate the probability of payment and the probability of default. The model also considers financial factors in the stock market, macroeconomic factors and in-house financial information to determine the severity of the loss. Using both variables, together with the information of each customer, one can determine the expected loss as an estimate of uncollectible accounts for a specific period.

In general, the Company’s management expects that the application of the expected loss model of IFRS 9 to its accounts receivable from customers will not have a significant impact on its consolidated financial statements, due to the good performance of the Company’s portfolios and the quality and levels of guarantees that support accounts receivable from customers.

Hedge accounting

As of December 31, 2017, the Company does not use hedge accounting, so this provision in IFRS 9 does not impact the Company’s consolidated financial statements.

IFRS 15 Revenue from Contracts with Customers

IFRS 15, was issued in May 2014 and applies to annual reporting periods beginning on or after January 1, 2018. IFRS 15 establishes a single comprehensive model for entities to use to account for revenue arising from contracts with customers. IFRS 15 will supersede the current revenue recognition guidance including IAS 18 (Revenue), IAS 11 (Construction Contracts) and the related Interpretations when it becomes effective.

The core principle of IFRS 15 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Specifically, the Standard introduces a 5-step approach to revenue recognition:

•	Step 1: Identify the contract(s) with a customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligations in the contract

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Under IFRS 15, an entity recognizes revenue when (or as) a performance obligation is satisfied, i.e., when ‘control’ of the goods or services underlying the particular performance obligation is transferred to the customer. Far more prescriptive guidelines have been added in IFRS 15 to deal with specific scenarios. Furthermore, extensive disclosures are required by IFRS 15.

The Company has evaluated the impact on its consolidated financial statements from the adoption of this standard as of December 31, 2017, taking into account the following steps to recognize income:

1.

Step 1 The contracts with customers meet the criteria established by IFRS 15 in order to be accounted for: they are clearly identified, they have a fixed duration and, in the case of regulated revenues, they can be modified by updating the rates in accordance with the tariff regulation system.

2.

Step 2 Management has identified different performance obligations grouped into two types of services, aeronautical and non-aeronautical, and each performance obligation identified is presented in a disaggregated form. There are activities that are strongly correlated to the presentation of some services, which are not considered a different service, and therefore, are not treated as separate performance obligations. In connection with the concession contracts, Management recognized that IFRS 15 modifies IFRIC 12 (Service Concession Agreements). Therefore, during construction activities, a cost is recognized in the income statement and as revenue as a result of such activities, thus recording an intangible asset, which was recognized as a separate performance obligation.

3.

Step 3 The Company determines the price of the transaction using the amount of consideration presented in the contracts and the rates established in the annexes for each of the performance obligations identified. The impact is not recognized since that is consistent with current requirements.

4.

Step 4 The Company allocates the transaction price to each of the performance obligations on the basis of independent sales prices; in this case, an applicable rate for each different service required in the contract. In some cases, discounts or incentives are applied directly to a performance obligation because this is established in the contract, so these variable considerations would not be applicable to all performance obligations. No impact was identified in relation to the allocation of the price to the different performance obligations, since they are recognized at their independent selling price.

5.

Step 5 The revenue is recognized when the obligation is satisfied, such that, to the extent that the service is provided, the amount of the income recognized is the amount assigned to that performance obligation. Thus, the current system for recognition is consistent with the requirements under IAS 18 Revenue and IFRIC 12 Service Concession Agreements.

Based on the facts and circumstances existing as of December 31, 2017, and in accordance with what is mentioned in the preceding paragraphs, the Company’s management anticipates that the adoption of the new IFRS 15 will not have a significant impact on the Company’s consolidated financial statements.

IFRS 16 Leases

IFRS 16 introduces a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees. IFRS 16 was issued in January 2016 and will supersede the current lease guidance including IAS 17 Leases and the related interpretations when it becomes effective.

IFRS 16 distinguishes leases and service contracts on the basis of whether an identified asset is controlled by a customer. “Distinctions of operating leases (off balance sheet) and finance leases (on balance sheet) are removed for lessee accounting and is replaced by a model where a right-of-use asset and a corresponding liability have to be recognized for all leases by lessees (i.e. all on balance sheet) except for short-term leases and leases of low-value assets.

The right-of-use asset is initially measured at cost and subsequently measured at cost (subject to certain exceptions) less accumulated depreciation and impairment losses, adjusted for any remeasurement of the lease liability. The lease liability is initially measured at the present value of the lease payments, as well as the impact of lease modifications, among others. Furthermore, the classification of cash flows will also be affected as operating lease payments under IAS 17 are presented as operating cash flows, whereas under the IFRS 16 model, the lease payments will be split into a principal and interest portion.

However, a lessee may elect to account for lease payments as an expense on a straight-line basis over the lease term for leases with a lease term of 12 months or less and containing no purchase options (this election is made by class of underlying asset); and leases where the underlying asset has a low value when new, such as personal computers or small items of office furniture (this election can be made on a lease-by-lease basis).

In contrast to lessee accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17 and continues to require a lessor to classify a lease either as an operating lease or a finance lease.

IFRS 16 establishes different transitional provisions, including retrospective application or the modified retrospective application where the comparative period is not restated.

The Company is in the process of determining the potential impact that the adoption of this standard could have on its consolidated financial statements. Given the nature of its operations, it is not possible to provide a reasonable estimate of the effect of IFRS 16 until the Company’s management concludes the detailed review of the operating leases mentioned in note 18.

Annual Improvements to IFRSs 2014 - 2016 Cycle; IFRS 1 First-time Adoption of International Financial Reporting Standards and IAS 28 Investments in Associates and Joint Ventures

The Annual Improvements include amendments to IFRS 1 and IAS 28, which are not yet mandatorily effective for the Company. The package also includes amendments to IFRS 12, which are mandatorily effective for the Company in the current year.

There are two amendments to IAS 28, the first one clarifies that the option for a venture capital organization and other similar entities to measure investments in associates and joint ventures at FVTPL is available separately for each associate or joint venture, and that election should be made at initial recognition of the associate or joint venture. With respect to the option for an entity that is not an investment entity (IE) to retain the fair value measurement applied by its associates and joint ventures that are IEs when applying the equity method, the amendments make a similar clarification that this choice is available for each IE associate or IE joint venture. The amendments apply retrospectively with earlier application permitted.

Amendments to IFRS 1 and IAS 28, which clarify the option for a venture capital organization and other similar entities to measure investments in associates and joint ventures at FVTPL, are effective for annual periods beginning on or after January 1, 2018. The Company’s management does not anticipate that the application of the amendments in the future will have any impact on the Company’s consolidated financial statements, as the Company is neither a first-time adopter of IFRS nor an investment entity. Furthermore, the Company does not have any associate or joint venture that is an investment entity.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

IFRIC 22 addresses how to determine the “date of transaction” for the purpose of determining the exchange rate to use on initial recognition of an asset, expense or income, when consideration for that item has been paid or received in advance in a foreign currency that resulted in the recognition of a non-monetary asset or non-monetary liability (e.g., a non-refundable deposit or deferred revenue).

The Interpretation specifies that the date of transaction is the date on which the entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the Interpretation requires an entity to determine the date of transaction for each payment or receipt of advance consideration.

The Interpretation is effective for annual periods beginning on or after January 1, 2018, with earlier application permitted. Entities can apply the Interpretation either retrospectively or prospectively. Specific transition provisions apply to prospective application.

The application of these amendments will not have an impact on the Company’s consolidated financial statements, since the Company already accounts for transactions involving the payment or receipt of advance consideration in a foreign currency in a way that is consistent with the amendments.

IFRIC 23 Uncertainty over Income Tax Treatments

This interpretation seeks to clarify the recognition and measurement criteria established in IAS 12 Income Taxes when there are uncertain tax positions. Uncertain tax positions are those tax positions where there is uncertainty about whether the competent tax authority will accept the tax positions under the current tax laws. In such cases, the entity recognizes and measures its asset or liability for current or deferred taxes applying the requirements of IAS 12, based on tax profits (losses), tax bases, unused tax losses, unused tax credits and tax rates determined by applying this interpretation.

The Company will apply IFRIC 23 for annual reporting periods beginning on or after January 1, 2019. Early application is permitted and the event must be disclosed. In its initial application, it is applied retrospectively under IAS 8 requirements, modifying comparative periods or retrospectively, with the accumulated effect of its initial application as an adjustment in the initial balance of retained earnings, without modifying comparative periods.

The application of these amendments will not have any effect on the Company’s consolidated financial statements, this is because the Company does not have uncertainty over Income Tax Treatments that require an evaluation in accordance with this interpretation.

b.Foreign currency transactions

Foreign currency transactions are recorded at the exchange rate in effect at the date of the transaction date. Monetary assets and liabilities denominated in foreign currency are translated into Mexican pesos at the exchange rate prevailing at the end of the reporting period. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. Exchange fluctuations are recorded in profit or loss, except for exchange differences on foreign currency borrowings relating to assets under construction for future productive use, which are included in the cost of those assets when they are regarded as an adjustment to interest costs on those foreign currency borrowings.

c.Cash and cash equivalents

Cash and cash equivalents consist mainly of bank deposits in checking accounts and short-term investments, highly liquid and easily convertible into cash, maturing within three months as of their acquisition date, which are subject to immaterial value change risks. Cash is stated at nominal value and cash equivalents are measured at fair value.

d.Property, leasehold improvements and equipment, net

Expenditures for property, leasehold improvements and equipment acquired are carried at acquisition cost. Depreciation is recognized so as to write off the cost or deemed cost of assets (other than freehold land and properties under construction). Depreciation of property, leasehold improvements and equipment is calculated using the straight-line method over the useful life of the asset, taking into consideration the related asset’s residual value. Depreciation begins in the month in which the asset is placed in service. The useful lives of assets are as follows:

Useful
Life (years)
Improvement in leased assets	20
Machinery and equipment	10
Furniture and office equipment	10
Transportation equipment	4
Computer equipment	3.3

The depreciation of property, leasehold improvements and equipment is recorded in results.

Disposal of assets

The gain or loss on the sale or retirement of an item of property and equipment is calculated as the difference between the proceeds from the sale and the carrying value of the asset and is recognized in income when all risks and rewards of ownership of the asset is transferred to the buyer, which generally occurs when ownership of the asset is transferred to the buyer.

Replacements or renewals of a component of property or equipment that extend the useful life of the asset, or its economic capacity, are recognized as an increase to property and equipment, with the subsequent write-off or derecognition of the assets replaced or renewed.

Construction in progress for leasehold improvement

Construction in progress for leasehold improvement is carried at cost less any recognized impairment loss. Cost includes professional fees and, in the case of qualifying assets, borrowing costs capitalized in accordance with the Company’s accounting policy. Such properties are transferred to the appropriate categories of property and equipment when completed and ready for intended use. The depreciation of these assets, as well as other properties, begins when the assets are ready for use.

Subsequent costs

Subsequent costs form part of the value of the asset or are recognized as a separate asset only when it is probable that such disbursement represents an increase in productivity, capacity, efficiency or an extension of the life of the asset, and the cost of the item can be determined reliably. All other expenses, including repairs and maintenance, are recognized in comprehensive income as incurred.

e.Leasing

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Operating leasing

As lessor

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized in profit using the same criteria used for the recognition of lease income.

As lessee

Any payment or collection made upon execution of an operating lease is treated as an advanced payment or collection that is recognized in results over the lease term, as the benefits of the leased asset are received or transferred.

The costs and expenses arising under operating leases are recognized in results using the straight-line method during the term of the lease. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

f.Guarantee deposits

Guarantee deposits correspond to amounts received from lessees to guarantee performance under the lease. They are recorded at cost and are either returned to tenants at the end of the lease term or recognized against services unpaid by tenants.

Additionally, certain agreements were entered into with airlines, which established escrow deposits paid by the airlines to guarantee their obligation for payment of the amounts collected from passengers for the Airport Use Fee (Tarifa de Uso de Aeropuertos or “TUA”) and other airport services. If the payment obligations are not met, the Company may immediately exercise the guarantees and utilize the funds. The aforementioned escrow deposits are recorded at cost.

g.Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization. All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

h.Investment in airport concessions

This item consists of the rights paid to manage, operate and, in certain cases make capital investments to 13 airports based on a concession granted by the Mexican Government through the Ministry of Communications and Transportation, and to use their facilities, for a 50-year term.

Investment in concessions includes the rights to use airport facilities of airport concessions and improvements to concessioned assets and represents the amount granted by the Ministry of Communications and Transportation to each airport concessions, plus improvements made to each individual concession since the time of grant.

Under all concession arrangements, (i) the grantor controls or regulates what services the Company must provide with the infrastructure, to whom it must provide them, and at what price; and (ii) the grantor controls, through ownership, any significant residual interest in the infrastructure at the end of the term of the arrangement. Accordingly, the Company classifies the assets derived from the construction, administration and operation of the service concession arrangements either as intangible assets, financial assets (accounts receivable) or a combination of both.

The Company classifies its concessioned assets as an intangible asset, including its improvements.

An intangible asset results when the operator constructs or makes improvements and is allowed to operate the infrastructure for a fixed period after construction is complete, in which the future cash flows of the operator have not been specified, because they may vary depending on the use of the asset, and are therefore considered contingent. The cost of financing incurred during the construction period is capitalized.

Investments in airport concessions are amortized on a straight-line basis over the term of the concession, which is 50 years, or from the date of capitalization of additions or improvements considering the remaining term of the concession.

Revenues and costs related to construction or improvements to intangible assets subject to the Company’s airport concession with the government are recognized as revenue based on the percentage of completion method associated with the related construction costs.

i.Impairment of tangible and intangible assets

Management periodically evaluates the impairment of long-lived assets in order to determine whether there is evidence that those assets have suffered an impairment loss. If impairment indicators exist, the recoverable amount of assets is determined, with the help of independent experts, to determine the extent of the impairment loss, if any.

Intangible assets with indefinite useful life and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less costs to sell and value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

When an impairment subsequently reverses, the Company reverses a portion or all of the impairment losses recognized in prior periods. When an impairment loss is reversed, the carrying amount of the asset is increased to the revised estimated value of its recoverable amount, only to the extent that the increased carrying amount does not exceed the carrying amount that would have been calculated if no impairment loss had been initially recognized for the asset in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

The Company considers that each airport individually cannot be considered as a “cash generating unit” to determine the extent of the loss impairment, since the tender for the concession was made by the Mexican Government as a package of 13 airports. Therefore, licensees are obligated to operate them regardless of the results generated individually. Considering the above, the evaluation of a possible impairment loss is performed taking into account the net assets of the 13 airports taken as a whole, while the hotels and industrial park are evaluated individually.

j.Financial instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instruments. Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets are classified into four categories, which in turn determine the form of recognition and valuation of financial assets and liabilities: “Financial assets at fair value through profit or loss”, “investments held-to-maturity”, “financial assets available-for-sale” and “loans and receivables”. The classification depends on the nature and purpose of the financial assets and is determined by the Company’s management upon initial recognition. The Company generally only has financial assets at fair value through profit or loss and loans and receivables and other investments held to maturity.

In the consolidated statement of financial position, financial assets are classified into current and noncurrent, depending on whether their maturity is less than/equal to or greater than 12 months.

Financial assets at fair value through profit or loss

Financial assets are classified at fair value through profit or loss when the financial asset is held for trading or it is designated as fair value through profit or loss. A financial asset is classified as held for trading if:

•	It has been acquired principally for the purpose of selling it in the near term; or

•	On initial recognition, it is part of a portfolio of identified financial instruments that the Company manages together and has a recent actual pattern of short-term profit-taking; or

•	It is a derivative (except those designated as hedging instruments or that is a financial guarantee).

Financial assets at fair value through profit of loss are recorded at fair value, recognizing in results any gain or loss arising from their remeasurement. The gain or loss recognized in results includes any dividend or interest earned from the financial asset and is recorded in interest expense or income in the consolidated statements of income and other comprehensive income.

Loans and accounts receivables

Loans and receivables are non-derivative financial assets that have fixed or determinable payments that are not quoted in an active market. After initial recognition, loans and receivables are measured at amortized cost using the effective interest method.

Amortized cost means the initial amount recognized for a financial asset or liability plus or minus the cumulative amortization using the effective interest method of any difference between the initial amount and the amount at maturity, less any reduction (directly or through a reserve) for impairment or bad debt.

Other held-to-maturity investments

Held-to-maturity investments are non-derivative financial assets, with fixed or determinable payments and fixed maturity dates that the Company intends and is able to retain until maturity, which is after three months from the date of acquisition. Subsequent to initial recognition, held-to-maturity investments are valued at amortized cost using the effective interest method less any impairment loss.

Impairment of financial assets

Financial assets other than financial assets at fair value through profit or loss are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been affected.

For other financial assets, objective evidence of impairment could include:

•	Significant financial difficulty of the issuer or counterparty; or

•	Breach of contract, such as a default or delinquency in interest or principal payments; or

•	It becoming probable that the borrower will enter into bankruptcy or financial reorganization; or

•	The disappearance of an active market for that financial asset because of financial difficulties.

The carrying amount of the financial asset is reduced directly by the impairment loss, except for trade receivables, where the carrying amount is reduced through the use of an allowance account. When a trade receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are recorded in results. Changes in the carrying amount of the allowance account are recognized in profit or loss.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through results to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed the amortized cost if would not have recognized the impairment.

Derecognition of financial assets

On derecognition of a financial asset in its entirety, the difference between the asset´s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in results.

Financial liabilities

Financial liabilities are classified as financial liabilities at fair value through profit or loss, or other financial liabilities based on the substance of contractual arrangements.

Financial liabilities at fair value through profit or loss

Financial liabilities are classified at fair value through profit or loss when the financial liability is (i) for the contingent consideration that would be paid by the acquirer as part of a business combination covered by IFRS 3 (Business Combinations), (ii) held for trading or (iii) designated at fair value through profit or loss.

A financial liability is classified as held for trading if:

•	It has been acquired principally for the purpose of repurchasing it in the near term; or

•	On initial recognition it is part of a portfolio of identified financial instruments that are managed together for which there is evidence of a recent pattern of making short-term profits, or

•	It is a derivative that accounting purposes does not comply with requirements to be designated as a hedging instrument.

A financial liability other than a financial liability held for trading or a contingent transaction to be paid by owner as part of a business combination, may be designated as at fair value through profit or loss upon initial recognition if:

•	Such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

•

The financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Company’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

•	It forms part of a contract containing one or more embedded derivatives, and IAS 39 permits the entire combined contract (asset or liability) to be designated as at fair value through profit or loss.

Financial liabilities at fair value through profit or loss are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in results incorporates any interest paid on the financial liability and is included in the interest expense in the consolidated statement of income and other comprehensive income.

Other financial liabilities

Other financial liabilities, including loans, bond issuances and debt with lenders and trade creditors and other payables are valued initially at fair value, represented generally by the consideration transferred, net of transaction costs, and are subsequently measured at amortized cost using the effective interest method.

Derecognition of financial liabilities

The Company derecognizes financial liabilities when, and only when, the obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in results.

Effective interest method

The effective interest method is a method of calculating the amortized cost of a financial asset or liability and of allocating interest income or cost over the relevant period. The effective interest rate is the rate that exactly discounts future cash receivable or payable (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial instrument, or (where appropriate) a shorter period, to the carrying amount of the financial asset or liability on its initial recognition. When calculating the effective interest rate, all cash flows must be estimated (for example, prepayment, and the like) except for future credit losses. The calculation must include all commissions and payments or receipts between the parties to the financial instrument, including other premiums or discounts.

Offsetting of financial assets and liabilities

Offsetting of financial assets and liabilities in the consolidated statement of financial position only occurs for accounts receivable and payable arising in transactions that contractually, or by law, have established a right of setoff and for which the Company has the intention to pay a net amount or to realize the asset and pay the liability simultaneously.

k.Risk management policy

The Company is exposed to risks that are managed through the implementation of systems and processes related to identification, measurement, limitation of concentration, and supervision. The basic principles defined by the Company in the establishment of its risk management policy are the following:

•	Compliance with Corporate Governance Standards.

•

Establishment, by each different business line and subsidiary, of risk management controls necessary to ensure that market transactions are conducted in accordance with the policies, rules and procedures of the Company.

•	Special attention to financial risk management, basically composed by interest rate, exchange rate, liquidity and credit risks (see note 21).

Risk management in the Company is mainly preventive and oriented to medium- and long-term, risks taking into consideration the most probable scenarios of the variables affecting each risk.

l.Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, when it is probable that the Company will be required to settle the obligation, and when a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties associated with the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

The main provision recognized by the Company is for major maintenance for its concessioned assets, which is classified as current or noncurrent based on the estimated time period over which it expects to settle the obligation.

Major maintenance provisions

The Company is required to perform major maintenance activities to its airports as established by the concession provided by the Mexican Government, in order to preserve the infrastructure in optimal working condition. The estimated major maintenance costs are considered in the Company’s master development program, which is reviewed and updated every five years. The Company recognizes and measures the contractual obligations of major maintenance of infrastructure when accrued according to IAS 37 (Provisions, Contingent Liabilities and Contingent Assets) and IFRS Interpretation Committee 12 (Service Concession Arrangements), a portion is recorded as short-term and the remainder as long-term depending on the period in which the maintenance is expected to be performed. These contractual obligations to maintain and restore the infrastructure of airports are recognized as a provision in the consolidated statements of financial position and in the expenses of the current fiscal year, pursuant to estimates that are required to comply with the present obligation at the end of the reporting period. When the effect of the time value of money is material, the amount of the provision equals the present value of the expenditures expected to be required to settle the obligation. The carrying amount of the provision increases each period to reflect the passage of time and this increase is recognized as an expense. After initial recognition, provisions are reviewed at the end of each reporting period and adjusted to reflect current best estimates. Adjustments to provisions arise from three sources: (i) revisions to estimated cash flows (both in amount and timing); (ii) changes to present value due to the passage of time; and (iii) revisions of discount rates to reflect prevailing current market conditions.

In periods following the initial recognition and measurement of the maintenance provision at its present value, the provision is revised to reflect estimated cash flows being closer to the measurement date. The unwinding of the discount relating to the passage of time is recognized as a financing cost and the revision of estimates of the amount and timing of cash flows is a remeasurement of the provision and charged or credited as an operating item within the consolidated statements of income and other comprehensive income.

m.           Reserve for repurchase of shares

The Company records a reserve for the repurchase of shares from amounts appropriated from retained earnings, to strengthen the supply and demand of its shares in the stock market, as permitted by Mexican Securities Law. The shareholders’ meeting authorizes the maximum disbursement for the repurchase of shares to be used for this activity in each period between said meeting and the following, in which the application of results is approved and made.

At the time of a purchase, shares are converted into treasury shares and become part of the shareholders’ equity at the purchase price; one part of the capital stock to the historical value, and the remainder to the reserve to repurchase shares.

n.Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax. Current tax is determined based on taxable profit, which differs from profit as reported in the consolidated statement of income and other comprehensive income because of items of income or expense that are taxable or deductible in periods different from when they are recognized in accounting profit.

Deferred income taxes are recognized for the applicable temporary differences resulting from comparing the accounting and tax values of assets and liabilities plus any future benefits from tax loss carry-forwards. Except as mentioned in the following paragraph, deferred tax liabilities are recognized for all taxable temporary differences and deferred tax assets are recognized for all deductible temporary differences and the expected benefit of tax losses. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. The Company determined recoverability of its deferred tax assets for each subsidiary based on its projections of future taxable income, which include the master development program and the maximum rates for the period 2016-2020 approved by the Ministry of Communications and Transportation.

Current and deferred income taxes are recognized as income or expense in profit or net loss, except when they relate to items recognized outside of profit or loss, as in the case of items of other comprehensive income, or other shareholders’ equity items, in which case the tax is recognized in other comprehensive income as part of the equity item involved.

Assets and deferred tax liabilities are offset when a legal right to offset assets with liabilities exists and when they relate to income taxes relating to the same tax authorities and the Company intends to liquidate its assets and liabilities on a net basis.

o.Employee benefits

Short-term employee benefits

A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave and sick leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service.

Certain subsidiaries are subject to payment of statutory employee profit sharing, which is determined based on the Income Tax Law, and is recorded in the results of the year in which it is incurred and presented under cost and administrative expenses in the consolidated statements of income and other comprehensive income.

Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related services.

Benefits from retirement and termination

Payments to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions.

For defined benefit retirement benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period. Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the consolidated financial statements with a charge or credit recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income may be reclassified directly to retained earnings but will not be reclassified to profit or loss. Past service cost is recognized in profit or loss in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset. Defined benefit costs are categorized as follows:

a.	Service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements)

b.	Net interest expense or income

c.	Remeasurement

The Company presents the first two components of defined benefit costs in the consolidated statements of income and other comprehensive income in the line items cost of services and administrative expenses. Curtailment gains and losses are accounted for as past service costs.

The retirement benefit obligation recognized in the consolidated statement of financial position represents the actual deficit or surplus in the Company’s defined benefit plans. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.

A liability for a termination benefits is recognized at the earlier of when the Company can no longer withdraw the offer of the termination benefit and when the Company recognizes any related restructuring costs.

p.Revenue recognition

Revenues are recognized when it is likely that the Company will receive the economic benefits associated with the transaction. Revenue is measured at the fair value of the consideration received or receivable and represents the amounts receivable for goods and services provided in the normal course of activities. Revenue is reduced for discounts and incentives provided to customers as well as other similar allowances.

Revenues are mainly generated from the delivery of aeronautical and non-aeronautical services.

Aeronautical services

Consist mainly of revenues generated from activities related to services provided to airlines and passengers. These revenues are subject to a system of prices regulated by the Ministry of Communications and Transportation, which establishes a maximum rate for such aeronautical and complementary services provided at each airport. Such revenues are recognized when the related services are rendered.

With the objective of increasing demand for aeronautical traffic at its airports, the Company implemented an incentive program to its airline customers linked to an increase in airline traffic and the opening of new routes, which is subject to certain restrictions. These incentives are recorded as a reduction of revenues over the period they are provided to clients (see note 27).

Non-aeronautical services

Consist mainly of the leasing of commercial spaces in airport terminals (different from spaces occupied by airlines that are essential for their operation), revenues from the operation of parking lots, advertising, fees from access to third parties that provide catering services and other services at airports. Spaces in the airport terminals are rented through operating lease agreements that contain either fixed monthly rent (increased annually based on the National Consumer Price Index (“NCPI”)) or fees based on a minimum monthly fee or a percentage of the monthly income of the lessee, whichever is higher (contingent rent). The fixed portion of lease revenues is recognized when the services are rendered or based on the terms of the related lease.

Contingent rentals received from the percentage of monthly sales from the Company’s leases are recognized in income once the contingency is met. Therefore, during the year, the percentage of lessee monthly revenues is recognized in the following month, once the Company has received information related to its tenants’ revenues. Though each year reported includes twelve months of revenues, this accounting treatment results in a one-month lag with respect to the commercial revenues for those tenants whose stated percentage of monthly income is greater than the minimum monthly fee. However, the Company monitors the effect of this one-month lag at each reporting date and does not believe such effect to be material to its reported results.

Leasing revenues

The Company’s policy for recognition of revenue from operating leases is described in subparagraph e) of this note (the Company as lessor).

Hotel services revenues

Revenues are recognized when the services are rendered.

Construction services and costs of improvements to concessioned assets

Under IFRIC 12 (Service Concession Arrangements), the Company recognizes revenues and costs for improvements to the airport concession according to the percentage of completion method derived from the improvements made to the airports and that are included in the master development program. Construction service revenues related to the airport concession are determined based on the exchange between the Company and the government, as the Company constructs or improves the airports based on the master development program, and the government grants the Company the right to obtain revenues from the airport services rendered in return for those construction services. The cost for construction services is determined according to the cost the Company would incur in the construction or improvements based on the investments included in the master development program, for which, through a tender offer, the Company contracts third parties to perform. The revenue amount and cost are equivalent, because the Company does not obtain any profit margin for the construction, and the costs incurred are paid at market prices.

q.Basic and diluted earnings per share

Basic earnings per share are computed by dividing net income of the controlling interest by the weighted average number of common shares outstanding during the year. The Company does not have potentially dilutive shares.